Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BUNKER HILL MINING CORP.
Entity Central Index Key	0001407583
Entity Tax Identification Number	32-0196442
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	82 Richmond Street East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1P1
City Area Code	(416)
Local Phone Number	477-7771
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	40 E. Lancaster Avenue LTW 22
Entity Address, City or Town	Ardmore
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19003
City Area Code	(215)
Local Phone Number	815-1534
Contact Personnel Name	J.P. Galda